Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingent Liabilities [Abstract]
Commitments	Following is a summary of such commitments at December 31:
	2021	2020
Fixed rate	$1,014	$1,127
Variable rate	84,929	83,956
Standby letters of credit	3,659	3,373